Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Fee and commission income:
Current accounts	£ 312	£ 308	£ 307
Credit and debit card fees	384	398	350
Commercial banking and treasury fees	215	154	120
Unit trust and insurance broking	58	80	66
Factoring	38	34	42
Other fees and commissions	287	213	236
Total fee and commission income	1,294	1,187	1,121
Fee and commission expense	(601)	(590)	(558)
Net fee and commission income	£ 693	£ 597	£ 563